Summary of Significant Accounting Policies - Concentration and risks (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Concentration and risks
Net revenues	$ 31,976,268	$ 83,926,614	$ 272,145,821
Accounts receivable, net	2,334,607	4,949,244	21,483,102
Sales and marketing expenses	17,674,610	44,378,533	200,235,468
Accounts payable	4,425,136	8,171,310
Customer concentration risk | Revenue | Company A
Concentration and risks
Net revenues		$ 20,179,468	$ 75,896,207
Concentration risk (as a percent)		24.04%	27.89%
Customer concentration risk | Revenue | Company B
Concentration and risks
Net revenues		$ 8,940,784	$ 68,943,513
Concentration risk (as a percent)		10.65%	25.33%
Customer concentration risk | Revenue | Company C
Concentration and risks
Net revenues	$ 4,862,217	$ 12,980,235
Concentration risk (as a percent)	15.21%	15.47%
Customer concentration risk | Revenue | Company D
Concentration and risks
Net revenues	$ 4,453,331
Concentration risk (as a percent)	13.93%
Customer concentration risk | Revenue | Company E
Concentration and risks
Net revenues	$ 3,628,882
Concentration risk (as a percent)	11.35%
Customer concentration risk | Accounts receivable | Company C
Concentration and risks
Concentration risk (as a percent)		12.21%
Accounts receivable, net		$ 604,129
Customer concentration risk | Accounts receivable | Company D
Concentration and risks
Concentration risk (as a percent)	31.57%
Accounts receivable, net	$ 737,087
Customer concentration risk | Accounts receivable | Company E
Concentration and risks
Concentration risk (as a percent)		10.21%
Accounts receivable, net		$ 505,376
Vendor concentration risk | Sales and marketing expenses | Company C
Concentration and risks
Concentration risk (as a percent)	47.21%	40.98%
Sales and marketing expenses	$ 8,345,027	$ 18,184,318
Vendor concentration risk | Sales and marketing expenses | Company G
Concentration and risks
Concentration risk (as a percent)			11.00%
Sales and marketing expenses			$ 22,034,256
Vendor concentration risk | Sales and marketing expenses | Company H
Concentration and risks
Concentration risk (as a percent)	18.95%
Sales and marketing expenses	$ 3,349,826
Vendor concentration risk | Sales and marketing expenses | Company F | Company F
Concentration and risks
Concentration risk (as a percent)	11.88%	16.60%	12.02%
Sales and marketing expenses	$ 2,098,906	$ 7,365,582	$ 24,058,293
Vendor concentration risk | Accounts payable | Company C
Concentration and risks
Concentration risk (as a percent)	13.27%	29.14%
Accounts payable	$ 587,044	$ 2,381,107
Vendor concentration risk | Accounts payable | Company F
Concentration and risks
Concentration risk (as a percent)	11.44%	19.13%
Accounts payable	$ 506,145	$ 1,562,950
Vendor concentration risk | Accounts payable | Company H
Concentration and risks
Concentration risk (as a percent)	28.36%
Accounts payable	$ 1,254,904